Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012
Current Assets:
Allowance for trade receivables	$ 684	$ 7,957	$ 10,680
Allowance for other receivables	$ 98	$ 360	$ 607
Successor [Member]
Capital Stock:
Cumulative preferred stock, dividend per share	$ 1.70
Cumulative preferred stock, par value	$ 10.00
Common stock, shares issued	100
Common stock, par value	$ 0.00
Equity (Less):
Treasury stock, shares	0
Predecessor [Member]
Capital Stock:
Cumulative preferred stock, dividend per share		$ 1.70	$ 1.70
Cumulative preferred stock, par value		$ 10.00	$ 10.00
Common stock, shares issued		431,096	431,096
Common stock, par value		$ 0.25	$ 0.25
Equity (Less):
Treasury stock, shares		109,831	110,870